                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       August 10, 2004
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $253,821
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-                  Genesis Investment Management, LLP


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
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE   SHARES/    SH/  PUT/   INVSTMT  OTHER    -------------------------
       NAME OF ISSUER             CLASS     CUSIP       X($1000)  PRN AMT    PRN  CALL  DISCRETN MANAGERS  SOLE      SHARED   NONE
AFP Provida Spons                  ADR    US00709P1084    3,266    128,900    SH          Sole       1       94,500    0      34,400
America Movil                      Ord    US02364W105    35,391    978,592    SH          Sole       1       855,292   0     123,300
Anglogold Ashanti Ltd Spon         ADR    US0351282058   25,284    786,208    SH          Sole       1       690,925   0      95,283
Check Point Software Tech Ltd      Ord    IL0010824113   19,454    720,800    SH          Sole       1       632,000   0      88,800
Cia de Bebidas das Americas CM ADR ADR    US2044W1104       812     21,000    SH          Sole       1        21,000   0           0
Coca-Cola Femsa ADR                ADR    US1912411089      202      9,100    SH          Sole       1         9,100   0           0
Comp. Anon. Nac. Telefones ADS     ADS    US2044211017      104      5,168    SH          Sole       1         5,168   0           0
Companhia Brasileira De Dist. ADR  ADR    US20440T2015      285     16,500    SH          Sole       1        16,500   0           0
CTC (A)                                   CLP3058U1272    8,189  2,700,316    SH          Sole       1     2,700,316   0           0
Distribucion y Servicios D&S       ADR    US2547531069    2,741    179,300    SH          Sole       1       138,500   0      40,000
Embotelladora Andina Rep A         ADR    US29081P2048    1,671    138,000    SH          Sole       1        32,500   0     105,500
Embotelladora Andina Rep B         ADS    US29081P3038    2,560    227,927    SH          Sole       1       184,927   0      43,000
Femsa                              ADS    US3444191064   40,499    883,494    SH          Sole       1       771,094   0     112,400
Grupo Televisa SA                  ADR    US40049J2069      697     15,400    SH          Sole       1        15,400   0           0
KT Corporation                     ADR    US48268K1016    5,159    285,959    SH          Sole       1       280,159   0       5,800
Matav                              ADS    US5597761098    9,527    469,057    SH          Sole       1       389,357   0      79,700
Minera Buenaventura                ADS    US2044481040    4,543    205,568    SH          Sole       1       168,168   0      37,400
Mobile Telesystems                 ADR    US6074091090   30,201    247,553    SH          Sole       1       214,853   0      32,700
Orbotech Ltd                       Com    IL0010823388    1,616     79,415    SH          Sole       1        49,400   0      30,015
Petrobras                          ADR    US71654V4086      421     15,000    SH          Sole       1        15,000   0           0
Quilmes Industrial (New Preferred) ADR    US74838Y2072    5,211    309,654    SH          Sole       1       191,254   0     118,400
SK Telecom Co Ltd                  ADR    US78440P1084    4,754    226,500    SH          Sole       1       197,400   0      29,100
Taiwan Semiconductor Co Ltd        ADR    US8740391003    2,674    321,742    SH          Sole       1             0   0     321,742
Tele Celular Sul Part              ADR    US8792381035       65      5,000    SH          Sole       1         5,000   0           0
Telefonos de Mexico (L)            ADS    US8794037809   24,832    746,392    SH          Sole       1       654,492   0      91,900
Vale Rio Doce Spons                ADR    US2044121000   23,460    600,000    SH          Sole       1       158,900   0      82,700
                                          Total         253,821